Document And Entity Information (USD $)	3 Months Ended
	Jan. 25, 2012	Nov. 15, 2011	Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Parametric Sound Corp
Document Type	S-1
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		19,517,027
Entity Public Float			$ 6,790,000
Amendment Flag	false
Entity Central Index Key	0001493761
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan 25, 2012
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash	$ 334,358	$ 491,764	$ 439,385
Inventories, net	407,331	273,268	206
Prepaid expenses and other assets	19,721	64,971	20,779
Total current assets	761,410	830,003	460,370
Equipment and tooling, net	131,950	145,252	8,091
Intangible assets, net	1,366,038	148,540	175,726
Total assets	2,259,398	1,123,795	644,187
Current liabilities:
Accounts payable	200,835	164,190	147,670
Deferred officer compensation	280,500	224,400
Accrued liabilities	13,573	14,750	27,307
Subordinated notes payable, net of $263,272 discount at September 30, 2010			436,728
Due to related party	250,000
Total current liabilities	744,908	403,340	611,705
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock, $0.001 par value, authorized 1,000,000 shares, none issued and outstanding
Common stock, $0.001 par value, authorized 50,000,000 shares, 19,517,027 and 15,306,064 shares issued and outstanding, respectively, 21,492,027 issued and outstanding for December 31, 2011	21,492	19,517	15,306
Additional paid-in capital	4,194,424	2,871,347	703,127
Accumulated deficit	(2,701,426)	(2,170,409)	(685,951)
Total stockholders' equity	1,514,490	720,455	32,482
Total liabilities and stockholders' equity	$ 2,259,398	$ 1,123,795	$ 644,187

Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Discount on subordinated notes payable (in Dollars)	$ 3,312	$ 263,272	$ 263,272
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	21,492,027	19,517,027	15,306,064
Common stock shares outstanding	21,492,027	19,517,027	15,306,064

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Product sales	$ 63,415		$ 76,695	$ 599,110
Other revenue	1,366		2,472	7,927
Total revenues	64,781		79,167	607,037
Cost of revenues	24,916		35,524	505,576
Gross profit	39,865		43,643	101,461
Operating expenses:
Selling, general and administrative	338,959	129,344	572,325	446,857
Research and development	230,705	126,397	619,378	229,400
Patent and inventory impairment			28,616	346,905
Total operating expenses	569,664	255,741	1,220,319	1,023,162
Loss from operations	(529,799)	(255,741)	(1,176,676)	(921,701)
Other income (expense):
Interest and note discount amortization		(70,276)	(308,499)	(1,477)
Other	(1,218)	77	717	(19)
	(1,218)	(70,199)	(307,782)	(1,496)
Net loss	$ (531,017)	$ (325,940)	$ (1,484,458)	$ (923,197)
Loss per basic and diluted common share (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.09)	$ (0.06)
Weighted average shares used to compute net loss per basic and diluted common share (in Shares)	19,559,961	15,306,064	16,968,005	15,306,064

Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Other Additional Capital [Member]	Total
Balance at September 30 at Sep. 30, 2009				$ 923,204	$ 923,204
Net transfers to parent				(231,952)	(231,952)
Contribution of net operating assets to Parametric Sound Corporation and issuance of common shares to LRAD Corporation stockholders as a dividend	15,306	438,700		(454,006)
Contribution of net operating assets to Parametric Sound Corporation and issuance of common shares to LRAD Corporation stockholders as a dividend (in Shares)	15,306,064
Value of 1,400,000 warrants issued with subordinated notes		264,427			264,427
Share-based compensation expense					5,521
Net loss			(685,951)	(237,246)	(923,197)
Balance at September 30 at Sep. 30, 2010	15,306	703,127	(685,951)		32,482
Balance at September 30 (in Shares) at Sep. 30, 2010	15,306,064
Sale of common stock and warrants at $0.50 per share, net of offering costs of $43,554	2,000	954,446			956,446
Sale of common stock and warrants at $0.50 per share, net of offering costs of $43,554 (in Shares)	2,000,000
Common shares issued upon exercise of warrants at $0.30 per share applied to reduce subordinated notes	1,400	418,600			420,000
Common shares issued upon exercise of warrants at $0.30 per share applied to reduce subordinated notes (in Shares)	1,400,000
Common shares issued at $0.70 per share to pay subordinated notes	411	287,263			287,674
Common shares issued at $0.70 per share to pay subordinated notes (in Shares)	410,963
Common shares issued upon exercise of warrants at $0.75 per shares	400	299,600			300,000
Common shares issued upon exercise of warrants at $0.75 per shares (in Shares)	400,000
Share-based compensation expense		188,311			188,311
Stock options issued for tooling costs		20,000			20,000
Net loss			(1,484,458)		(1,484,458)
Balance at September 30 at Sep. 30, 2011	$ 19,517	$ 2,871,347	$ (2,170,409)		$ 720,455
Balance at September 30 (in Shares) at Sep. 30, 2011	19,517,027

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Net loss	$ (531,017)	$ (325,940)	$ (1,484,458)	$ (923,197)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	27,000	11,310	62,957	71,993
Debt discount and deferred financing cost amortization		56,161	266,023	1,170
Non-cash interest expense			37,400
Warranty provision	2,134		1,534
Inventory obsolescence				63,094
Share-based compensation	196,302	38,975	188,311	5,521
Non-cash inventory reserve reduction	(3,650)		(32,062)
Impairment of patents and inventory		14,242	28,616	346,905
Startup costs paid by subordinated note				250,000
Accounts receivable				29,910
Prepaid expenses and other assets	45,250	87	(46,943)	(18,028)
Inventories	(130,413)		(241,000)	338,070
Accounts payable	36,645	(48,050)	16,520	143,008
Deferred officer compensation	56,100	52,500	224,400
Warranty settlements	(1,442)			(3,557)
Accrued liabilities	(1,869)	(12,885)	(13,817)	(47,282)
Net cash (used in) provided by operating activities	(304,960)	(213,600)	(992,519)	257,607
Capital expenditures for equipment	(3,344)	(9,941)	(140,561)	(8,322)
Patent costs paid	(2,852)		(40,987)	(19,661)
Net cash used in investing activities	(6,196)	(9,941)	(181,548)	(27,983)
Proceeds from sale of common stock and warrants			1,000,000
Offering costs paid			(43,554)
Proceeds from sale of 8% subordinated notes				450,000
Payments on 8% subordinated notes			(30,000)
Proceeds from exercise of warrants			300,000
Proceeds from exercise of stock options	153,750
Subordinated notes financing costs				(2,766)
Net change in investment from LRAD Corporation				(237,473)
Net cash provided by financing activities	153,750		1,226,446	209,761
Net increase in cash and cash equivalents	(157,406)	(223,541)	52,379	439,385
Cash and cash equivalents, beginning of year	491,764	439,385	439,385
Cash and cash equivalents, end of year	334,358	215,844	491,764	439,385
Interest paid			5,112
Income taxes paid			800
Non-cash investing and financing activities:
Technology purchased from related party for common stock and obligation to pay $250,000 (Note 9)	1,225,000
Purchase of tooling through issuance of stock options			20,000
Issuance of common stock upon warrant exercise in exchange for reduction in 8% subordinated notes			420,000
Issuance of common stock in exchange for reduction in 8% subordinated notes			287,674
Issuance of 8% subordinated notes to related party to reimburse startup costs				250,000
Debt discount recorded in connection with issuance of subordinated notes				264,427
Net book value of assets received from LRAD Corporation as a dividend				$ 454,006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1—Description of Business and Basis of Accounting/Presentation

Parametric Sound Corporation (“Parametric Sound” or the “Company”) is a technology company focused on delivering novel audio solutions. The Company’s HyperSonic® Sound or "HSS®" technology pioneered the practical application of parametric acoustic technology for generating audible sound along a directional ultrasonic column. The Company’s HSS-3000 products are compatible with standard media players and beam sound to target a specific listening area without the ambient noise of traditional speakers. The creation of sound using the Company’s technology also creates a unique sound image distinct from traditional audio systems.

The Company was incorporated in Nevada on June 2, 2010 as a new, wholly owned subsidiary of LRAD Corporation in order to effect the separation and spin-off of the HSS business. On September 27, 2010, the 100% spin-off was completed and we became a stand-alone, independent, publicly traded company. The Company’s corporate headquarters are located in Henderson, Nevada and product development and assembly is performed in San Diego, California. Principal markets for the Company’s products are North America, Europe and Asia.

Basis of Accounting

The accompanying unaudited interim financial statements have been prepared by the Company in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to the applicable rules and regulations of the Securities and Exchange Commission. In the opinion of management, the accompanying financial statements contain all adjustments necessary in order make the financial statements not misleading. The condensed balance sheet as of September 30, 2011 was derived from the Company’s most recent audited financial statements. The financial statements herein should be read in conjunction with the Company’s audited financial statements and notes thereto for the fiscal year ended September 30, 2011, included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2011. Operating results for the three months ended December 31, 2011 may not necessarily be indicative of results to be expected for any other interim period or for the full year.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: valuation of inventory, impairment of intangible assets, the fair value of share-based compensation and warrants, valuation of acquired intangible assets and valuation allowance related to deferred tax assets.

Liquidity/Going Concern

The financial statements have been prepared on a going concern basis contemplating the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred a net loss of $531,017 for the three months ended December 31, 2011 and $1,484,458 for the year ended September 30, 2011 and has financed its operations to date from debt and equity financings. As of December 31, 2011 the Company’s working capital balance was $16,502 and the Company currently has no other sources of available financing. In July 2011 the Company commenced deliveries of its HSS-3000 products. There can be no assurance that the Company’s products will achieve the market success necessary to achieve profitable operations and to generate sufficient cash flow to fund the Company’s operations. The Company will be reliant on existing working capital or on obtaining additional debt or equity financing sufficient to sustain operations until profitability and positive cash flow can be achieved.

The continuation of the Company as a going concern is dependent on its ability to grow revenues, and if necessary, to obtain additional financing from outside sources. Management’s plans include (a) increasing HSS-3000 revenues from legacy customers and by obtaining new commercial customers, (b) developing new or improved products and audio solutions targeted for consumer audio markets, (c) pursuing a partnering and licensing strategy to commercialize products in consumer markets, (d) exercising cost controls to conserve cash, and (e) obtaining public or private financing. The Company intends on financing its market expansion and activities from the sale of public securities or obtaining additional financing from other traditional financing sources. There is no assurance that the Company will be successful in its plans in generating funds or obtaining additional financing to sustain its operations for twelve months or beyond. Should the Company be unable to generate funds from operations or obtain required financing, it may have to curtail operations, which may have a material adverse effect on its financial position and results of operations. The accompanying financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

Financial Instruments

At December 31, 2011, there was no difference between the carrying values of the Company’s cash equivalents and fair market value. For certain financial instruments, including accounts payable, accrued expenses and due to related party, the carrying amounts approximate fair value due to their relatively short maturities.

Reclassifications

Where necessary, the prior year’s information has been reclassified to conform to the current period’s statement presentation.

Loss Per Share

Basic loss per common share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per common share reflects the potential dilution of securities that could share in the earnings of an entity. The Company’s losses for the periods presented cause the inclusion of potential common stock instruments outstanding to be antidilutive. Stock options and warrants for a total of 5,665,000 and 2,955,000 shares of common stock were outstanding at December 31, 2011 and 2010, respectively. These securities are not included in the computation of diluted net loss per common share as their inclusion would be antidilutive.

Recent Accounting Pronouncements

The Company reviews new accounting standards as issued.  Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion.  The Company believes that none of the new standards will have a significant impact on its financial statements.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization and Business Description

Parametric Sound Corporation (“Parametric Sound” or the “Company”) is a technology company focused on delivering novel directed audio solutions. The Company’s HyperSonic Sound or “HSS” technology pioneered the practical application of parametric acoustic technology for generating audible sound along a directional ultrasonic column. The Company’s HSS-3000 products are compatible with standard media players and beam sound to target a specific listening area without the ambient noise of traditional speakers. The Company’s principal markets are North America, Europe and Asia.

In April 2010, the board of directors of LRAD Corporation approved a plan to separate its HSS product line into a new independent, stand-alone company. In a special meeting of stockholders held June 2, 2010, the proposal to separate the HSS business from LRAD was approved, and on June 2, 2010, LRAD created a new wholly owned subsidiary, Parametric Sound, into which the HSS business and substantially all of the assets of the business and associated intellectual property rights were contributed.

All outstanding shares of Parametric Sound common stock were distributed to the stockholders of LRAD Corporation on September 27, 2010 (“Spin-Off”), at a ratio of one share of Parametric Sound common stock for each two shares of LRAD Corporation’s common stock held as of the record date of September 10, 2010. LRAD Corporation retained no ownership or other form of interest in Parametric Sound subsequent to the Spin-Off. Following the Spin-Off, the Company’s operations consist solely of the operations described herein.

In connection with the Spin-Off, Parametric Sound and LRAD Corporation entered into a separation agreement and a tax sharing agreement. See Note 2 for further discussion regarding these agreements.

Basis of Accounting

The balance sheets as of September 30, 2011 and 2010 reflect the balances of Parametric Sound as an independent company. The statement of operations for the year ended September 30, 2011 reflects the activity of Parametric Sound as a stand-alone company. Amounts included in the statement of operations for the year ended September 30, 2010 reflect LRAD Corporation’s HSS business activities through September 27, 2010 adjusted for activity through September 30, 2010 including reimbursement of certain start-up, Spin-Off and technology costs expenditures on the Company’s behalf during its startup and development (see Note 2). The Company’s financial statements for the year ended September 30, 2010 include activity derived from LRAD Corporation’s historical consolidated financial statements using LRAD Corporation’s historical cost basis of assets and liabilities of the various activities that reflect the results of operations, financial condition and cash flows of Parametric Sound as a component of LRAD Corporation. Historically, the HSS business in LRAD Corporation operated as a product line and not a separate segment and not as an independent stand-alone business. For purposes of preparing the financial statements in the period prior to the September 27, 2010 Spin-Off, Parametric Sound was allocated certain expenses from LRAD Corporation with such expenses reflected in the statements of operations as expense allocations from LRAD Corporation. Until the Spin-Off, Parametric Sound was fully integrated with LRAD Corporation, including product development, production, sales and distribution, accounting, finance, treasury, payroll, legal services and investor relations.

Management believes that the assumptions and allocation methods underlying such prior year financial statements are reasonable in all material respects. However, the costs allocated to the Company are not necessarily indicative of the costs that would have been incurred if the Company operated as a stand-alone entity during the year ended September 30, 2010.

Going Concern

The financial statements have been prepared on a going concern basis contemplating the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had a net loss of $1,484,458 for the year ended September 30, 2011 and has financed its operations from debt and equity financing. As of September 30, 2011 our working capital balance was approximately $428,000 and the Company has no other sources of financing. In July 2011 the Company commenced deliveries of new products based on improved HSS technology. Prior historical revenues are no indication of future revenues and there can be no assurance that the Company’s new products will achieve market success. The Company will be reliant on existing working capital or obtaining additional debt or equity financing sufficient to sustain operations until profitability can be achieved.

The continuation of the Company as a going concern is dependent on its ability to grow revenues, and if necessary, to obtain additional financing from outside sources. Management’s plans include (a) increasing HSS-3000 revenues from legacy customers and by obtaining new customers, (b) developing and introducing new products targeted for new directed audio markets, (c) exercising cost controls to conserve cash, and (d) if necessary, obtaining additional financing. There is no assurance that the Company will be successful in its plans or in generating or raising funds, if necessary, to sustain its operations for twelve months or beyond. Should the Company be unable to generate funds from operations or obtain required financing, it may have to curtail operations, which may have a material adverse effect on its financial position and results of operations. The accompanying financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

LRAD Corporation Net Investment

Because historically, the HSS business in LRAD Corporation operated as a product line and not a separate segment and not as an independent stand-alone business LRAD Corporation’s investment in Parametric Sound is shown in lieu of stockholder’s equity in the financial statements for periods prior to September 27, 2010. The net investment account represents cumulative investments in, distributions from and losses of the HSS business.

No cash or accounts receivable were transferred at the Spin-Off and Parametric Sound paid for all Spin-Off related costs and reimbursed technology development costs. LRAD Corporation retained certain inventory for outstanding customer orders and to support outstanding warranty obligations (See Note 2).

Loss Per Share

Basic loss per common share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per common share reflects the potential dilution of securities that could share in the earnings of an entity. The Company’s losses for the periods presented cause the inclusion of potential common stock instruments outstanding to be antidilutive. Stock options and warrants for a total of 3,335,000 and 1,400,000 shares of common stock were outstanding at September 30, 2011 and 2010, respectively. These securities are not included in the computation of diluted net loss per common share as their inclusion would be antidilutive.

For the year ended September 30, 2010 the net loss per basic and diluted share and the weighted-average shares outstanding were calculated based on the 15,306,064 shares issued in connection with the Spin-Off.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions (e.g., inventory valuation, valuation of intangible assets, warranty reserves, allocations of expenses incurred by LRAD Corporation and the fair value of financial instruments) that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and affect the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments. The fair value of warrants issued in September 2010 were estimated using a Black-Scholes valuation model (See Note 7).

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash equivalents. Due to the relative short nature of such investments, the carrying amount approximates fair value. The Company places its cash in demand deposit and money market accounts at one bank and such balances may at times be in excess of amounts insured by federal agencies, which is $250,000 as of September 30, 2011. The Company does not believe that it is subject to any unusual financial risk beyond the normal risk associated with commercial banking relationships. The Company performs periodic evaluations of the relative credit standing of these financial institutions. The Company has not experienced any significant losses on its cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

The Company had no accounts receivable or allowance for doubtful accounts at September 30, 2011 due to a policy of payment prior to shipment. The Company may make sales on credit in future periods whereupon it will make periodic evaluations of the creditworthiness of its customers and manage its exposure to losses from bad debts by limiting the amount of credit extended.

Contract Manufacturers

The Company uses contract manufacturers for production of certain components and sub-assemblies. The Company may provide parts and components to such parties from time to time but recognizes no revenue or markup on such transactions. The Company performs assembly of products in-house using components and sub-assemblies from a variety of contract manufacturers and suppliers.

Inventories

Inventories are valued at the lower of cost or net realizable value. The cost of substantially all of the Company’s inventory is determined by the weighted average cost method. Inventory is comprised of raw materials, assemblies and finished products intended for sale to customers. The Company evaluates the need for reserves for excess and obsolete inventories determined primarily based upon estimates of future demand for the Company’s products. At September 30, 2011 and 2010, the reserve for obsolescence related to certain raw materials obtained at the Spin-Off, some of which are being used to produce the Company’s HSS-3000 products.

Equipment, Tooling and Depreciation

Equipment and tooling is stated at cost. Depreciation on equipment and tooling is computed over the estimated useful lives of two to three years using the straight-line method. Upon retirement or disposition of equipment or tooling, the related cost and accumulated depreciation or amortization is removed and a gain or loss is recorded.

Intangibles

Patents, licenses and trademarks are carried at cost less accumulated amortization. Legal cost incurred to file, renew, or extend the term of recognized intangible assets are capitalized. Intangible assets are amortized over their estimated useful lives, which have been estimated to be 15 years for patents, licenses and trademarks protecting the Company’s products. The Company amortizes certain patents acquired in the Spin-Off, classified as defensive patents, over a weighted average of three years. The carrying value of intangibles is periodically reviewed and impairments, if any, are recognized when the expected future benefit to be derived from an individual intangible asset is less than its carrying value.

Revenue Recognition

The Company derives its revenue primarily from product sales. Product sales are recognized in the periods that products are shipped to customers (FOB shipping point) or when product is received by the customer (FOB destination), when the fee is fixed and determinable, when collection of resulting receivables is probable and there are no remaining obligations on the part of the Company.

Shipping and Handling Costs

Shipping and handling costs are included in cost of revenues. The amount of shipping and handling costs invoiced to customers is included in revenue. Shipping and handling costs were $628 and $9,469 for the fiscal years ended September 30, 2011 and 2010, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Warranty Reserves

The Company warrants its products to be free from defects in materials and workmanship for a period of one year from the date of purchase. The warranty is generally a limited warranty. The Company currently provides direct warranty service. The Company establishes a warranty reserve based on anticipated warranty claims at the time revenue from product sales is recognized. Factors affecting warranty reserve levels include the number of units sold and anticipated cost of warranty repairs and anticipated rates of warranty claims. The Company evaluates the adequacy of the provision for warranty costs each reporting period.

Deferred Financing Costs

Costs related to the issuance of debt are capitalized and amortized to interest expense over the life of the related debt on a straight line basis which is not materially different from the results obtained using the effective interest method.

Classification of Warrants

 The Company accounts for warrants as either equity or liabilities based upon the characteristics and provisions of each particular instrument. Warrants valued and classified as equity are recorded as additional paid-in capital on the Company’s balance sheet and no further adjustment to valuation is made. The Company has no warrants or other derivative financial instruments that require separate accounting as liabilities and periodic revaluation.

Income Taxes

The Company accounts for its income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on temporary differences between financial statement and tax basis of assets and liabilities and net operating loss and credit carry-forwards using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.

The Company’s operations were included in LRAD Corporation’s consolidated U.S. federal and state income tax returns prior to the Spin-Off, therefore, the Company was not subject to taxation by federal and state authorities for the tax periods before the Spin-Off.  The Company filed a separate return for the short year tax period ended September 30, 2010. The provision for income taxes through the Spin-Off was determined on a separate return basis and based on earnings reported in the Company's statement of operations and comprehensive income.  The historical net operating loss carryforwards and tax credits generated by Parametric Sound prior to the Spin-Off remained with LRAD Corporation subsequent to the separation.

Comprehensive Loss

Comprehensive loss consists of net loss and other gains and losses affecting stockholders’ equity that under U.S. generally accepted accounting principles are excluded from reported net loss. There were no differences between net loss and comprehensive loss for any of the periods presented.

Impairment of Long-Lived Assets

Long-lived assets and identifiable intangibles held for use are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of undiscounted expected future cash flows is less than the carrying amount of the asset or if changes in facts and circumstances indicate, an impairment loss is recognized and measured using the asset’s fair value.

Share-Based Compensation

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)  718, Compensation-Stock Compensation (“ASC 718”) and ASC 505-50, Equity-Based Payments to Non-Employees (“ASC 505-50”). ASC 718 requires measurement of all employee stock-based awards using a fair-value method and recording of related compensation expense in the financial statements over the requisite service period. Further, as required under ASC 718, the Company estimates forfeitures for stock-based awards that are not expected to vest.

Share-Based Payments for Goods and Services

Under ASC 505-50 options or stock awards issued to non-employees who are not directors of the Company are recorded at the fair value of the consideration received, when more reliably measurable, otherwise at the estimated value of the stock options issued at the measurement date. Non-employee options are periodically revalued as the options vest so the cost ultimately recognized is equivalent to the fair value on the date performance is complete with such expense recognized over the related service period on a graded vesting method.

Reclassifications

Where necessary, the prior year’s information has been reclassified to conform to the fiscal 2011 statement presentation.

Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08,  Intangibles - Goodwill and Other which allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill  impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. ASU 2011-08 will be effective for the Company in fiscal 2013, with early adoption permitted. The Company does not expect the adoption of this update will have a material effect on its financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income providing guidance regarding the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented. The updated guidance of ASU 2011-05 is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning with the Company’s fiscal 2012 year. The Company does not expect the adoption of this update will have a material effect on its financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement providing additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance of ASU 2011-04 is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning with the Company’s fiscal 2012 year. The Company does not expect the adoption of this update will have a material effect on its financial statements.

Subsequent Events

Management has evaluated events subsequent to September 30, 2011 through the date that the accompanying financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

2. SPIN-OFF OF HSS BUSINESS	12 Months Ended
Sep. 30, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
2. SPIN-OFF OF HSS BUSINESS

On September 27, 2010, LRAD Corporation separated its HSS business through the Spin-Off of Parametric Sound. LRAD Corporation contributed most of its HSS business assets to Parametric Sound. All outstanding shares of the Company were distributed to LRAD Corporation’s stockholders of record at the close of business on September 10, 2010 as a pro-rata, tax-free dividend of one share of Parametric Sound common stock for every two shares of LRAD Corporation common stock.

On September 27, 2010, the Company entered into a Separation and Distribution Agreement (“Separation Agreement”) with LRAD Corporation that set forth the terms and conditions of the separation of the Company from LRAD Corporation, provided the framework for the relationship between the Company and LRAD Corporation following the separation and provided for the allocation of assets, liabilities and obligations between the Company and LRAD Corporation in connection with the separation. The Separation Agreement provided for a transition related to HSS business and customers with LRAD Corporation fulfilling orders received through September 27, 2010. Thereafter LRAD Corporation could fulfill continuing purchase orders for one project with customer Cardinal Health through the completion of the project and through December 31, 2010 could accept unsolicited follow-on orders for HSS products from prior customers. LRAD Corporation retained inventory and supplies to fulfill such anticipated orders and retained responsibility for warranty, returns and related liabilities for such customers and sales. On September 27, 2010 the Company also entered into a Tax Sharing Agreement with LRAD Corporation that generally governs the parties’ respective rights, responsibilities and obligations after the separation with respect to taxes.

The total value of the LRAD Corporation stock dividend of $454,006 was based on the net book value of the net assets that were transferred from LRAD Corporation in connection with the Spin-Off in accordance with ASC 845-10-30-10, Nonreciprocal Transfers with Owners.

In connection with the Spin-Off, on September 27, 2010, the Company entered into a License and Royalty Agreement with related party Syzygy Licensing LLC (“Syzygy”) relating to new technology invented by the Company’s President and CEO, Elwood G. Norris. This technology has been implemented in the Company’s new HSS-3000 product line. In connection with the new technology the Company reimbursed $91,415 of prior technology and patent costs paid by Syzygy and assumed $90,500 of technology and product development costs incurred prior to the Spin-Off including $25,000 owed to Mr. Norris for product development services.

On September 27, 2010, the Company also agreed to reimburse $160,580 of Parametric Sound related Spin-Off and startup costs paid by Syzygy and assumed $62,037 of Spin-Off and startup costs and expenses incurred prior to the Spin-Off including $25,000 owed to Sunrise Capital, Inc. for the services of Treasurer, Secretary and CFO, Mr. Barnes.

3. INVENTORIES, NET	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Inventory Disclosure [Text Block]
2. Inventories, net

Inventory is recorded at the lower of cost and net realizable value. The cost of substantially all of the Company’s inventory is determined by the weighted average cost method. Inventories consisted of the following:

	December 31,	September 30,
	2011	2011
Finished goods	$101,291	$44,648
Work in process	10,165	23,960
Raw materials	411,590	324,025
	523,046	392,633
Reserve for obsolescence	(115,715)	(119,365)
	$407,331	$273,268

The Company relies on one supplier for film for its HSS products. The Company’s ability to manufacture its HSS products could be adversely affected if it were to lose a sole source supplier and was unable to find an alternative supplier.

The reserve for obsolescence was reduced by a $3,650 non-cash inventory reserve reduction in the three months ended December 31, 2011 through the use of such parts in the production of HSS-3000 products and prototypes. The Company may continue to incur non-cash inventory reserve reductions through the use of previously reserved legacy HSS parts.

3. INVENTORIES, NET

Inventories consist of the following:

At September 30,	2011	2010
Finished goods	$44,648	$-
Work in process	23,960	-
Raw materials	324,025	151,633
	392,633	151,633
Reserve for obsolescence	(119,365)	(151,427)
	$273,268	$206

The Company relies on one supplier for film for its HSS products. The Company’s ability to manufacture its HSS product could be adversely affected if it were to lose a sole source supplier and was unable to find an alternative supplier.

The reserve for obsolescence increased by $63,094 in the year ended September 30, 2010 due to obsolete legacy HSS parts and components. The reserve for obsolescence was reduced by a $32,062 non-cash inventory reserve reduction in the year ended September 30, 2011 through the use of such parts in the production of prototypes and HSS-3000 products. The Company may continue to incur non-cash inventory reserve reductions through the use of reserved legacy HSS parts obtained in connection with the Spin-Off.

4. EQUIPMENT AND TOOLING, NET	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
3. Equipment and Tooling, net

Equipment and tooling consisted of the following:

	December 31,	September 30,
	2011	2011
Equipment	$149,514	$146,170
Tooling	124,299	124,299
	273,813	270,469
Accumulated deprcciation	(141,863)	(125,217)
	$131,950	$145,252

Depreciation expense was $16,646 and $992 for the three months ended December 31, 2011 and 2010, respectively.

4. EQUIPMENT AND TOOLING, NET

Equipment and tooling consist of the following:

At September 30,	2011	2010
Equipment	$146,170	$44,369
Tooling	124,299	65,539
	270,469	109,908
Accumulated depreciation	(125,217)	(101,817)
	$145,252	$8,091

Depreciation expense was $23,400 and $231 for the years ended September 30, 2011 and 2010, respectively.

5. INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
4. Intangible Assets, net

Intangible assets consist of the following:

	December 31,	September 30,
	2011	2011
Purchased technology (Note 9)	$1,225,000	$-
Patents	177,042	166,128
Defensive patents	175,127	154,952
Licenses	-	28,237
Trademarks	6,292	6,292
	1,583,461	355,609
Accumulated amortization	(217,423)	(207,069)
	$1,366,038	$148,540

Purchased technology consists of patent applications and intellectual property acquired from a related party (see Note 9).

Aggregate amortization expense for the Company’s intangible assets was $10,354 and $10,161 during the three months ended December 31, 2011 and 2010, respectively. In addition to amortization, the Company wrote off $14,242 of impaired patent costs during the three months ended December 31, 2010.

As of December 31, 2011 estimated intangible assets amortization expense for each of the next five fiscal years and thereafter are as follows:

Estimated
Amortization
Fiscal Years Ending September 30,	Expense
2012 (9 months remaining)	$92,361
2013	112,928
2014	105,063
2015	98,100
2016	92,611
Thereafter	864,975

5. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

At September 30,	2011	2010
Patents	$166,128	$121,285
Defensive patents	154,952	222,017
Licenses	28,237	6,486
Trademarks	6,292	6,292
	355,609	356,080
Accumulated amortization	(207,069)	(180,354)
	$148,540	$175,726

Aggregate amortization expense for the Company’s intangible assets was $39,557 and $71,762 during the years ended September 30, 2011 and 2010, respectively. In addition to amortization, the Company wrote off $28,616 and $325,818 of impaired patent costs during the years ended September 30, 2011 and 2010, respectively.

The following table shows the estimated amortization expense for intangible assets for each of the five succeeding fiscal years and thereafter:

Estimated Amortization Expense Years Ending September 30,
2012	$39,595
2013	$31,325
2014	$24,725
2015	$15,310
2016	$9,327
Thereafter	$28,258

6. DEFERRED COMPENSATION AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Other Liabilities Disclosure [Text Block]	5. Deferred Compensation, Accrued and Other Related Party Liabilities
Deferred Compensation

Effective October 1, 2010 the Company began accruing monthly compensation for the services of its two executive officers in the aggregate amount of $17,500 per month.  The balance accrued as of December 31, 2011 of $280,500 includes related employment taxes and accrues without interest until the Board of Directors determines there are sufficient funds available to pay the accrued balances.

Accrued Liabilities

Accrued liabilities consists of the following:

	December 31,	September 30,
	2011	2011
Payroll and related	$11,195	$8,183
Warranty reserve	2,226	1,534
Customer deposits	-	4,600
Other	152	433
	$13,573	$14,750

Due to Related Party

The Company is obligated to related party Syzygy Licensing, LLC (“Syzygy”) for $250,000 due on or before June 30, 2012 as partial consideration for assignment of patents and intellectual property (see Note 9).

6. DEFERRED COMPENSATION AND ACCRUED LIABILITIES

Deferred Compensation

Effective October 1, 2010 the Company began accruing monthly compensation for the services of its two executive officers in the aggregate amount of $17,500 per month.  The balance accrued as of September 30, 2011 of $224,400 includes related employment taxes and accrues without interest until the Board of Directors determines there are sufficient funds available to pay the accrued balances.

Accrued Liabilities

Accrued liabilities consist of the following:

At September 30,	2011	2010
Payroll and related	$8,183	$-
Warranty reserve	1,534	-
Customer deposits	4,600	-
Other	433	27,307
	$14,750	$27,307

The Company establishes a warranty reserve based on anticipated warranty claims at the time product revenue is recognized. Factors affecting warranty reserve levels include the number of units sold, anticipated cost of warranty repairs and anticipated rates of warranty claims. The Company evaluates the adequacy of the provision for warranty costs each reporting period. In accordance with the Separation Agreement, LRAD Corporation is obligated for warranty claims related to sales prior to the Spin-Off and any subsequent HSS related product sales made by LRAD in accordance with the Separation Agreement.

Details of the estimated warranty liability are as follows:

Years Ended September 30,	2011	2010
Beginning balance	$-	$29,389
Warranty provision	1,534	(25,832)
Warranty settlements	-	(3,557)
Ending balance	$1,534	$-

7. SUBORDINATED NOTES PAYABLE AND WARRANTS	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Text Block]
7. SUBORDINATED NOTES PAYABLE AND WARRANTS

In September 2010 the Company sold $700,000 of 8% Subordinated Promissory Notes, due September 28, 2011 (the “Notes”), and accompanying warrants to purchase an aggregate of 1,400,000 shares of common stock exercisable at $0.30 per common share (“Warrants”). Of the total Notes and Warrants issued, $260,000 of the Notes and 520,000 Warrants were purchased by Syzygy, a company owned and controlled by the Company’s President and CEO (Mr. Norris) and its Chief Financial Officer (“CFO”) (James A. Barnes). An additional $100,000 of the Notes and 200,000 Warrants were purchased by an entity owned by the Company’s President and CEO, Mr. Norris.

The relative fair value of the Warrants of $264,427 was estimated by management using the Black-Scholes pricing model and estimates of expected investor discount rates (the Company’s effective market borrowing rate) on the Note and Warrant financing. Significant Level 3 inputs used to calculate the fair value of the Warrants included stock price, peer company volatility (99%), risk-free interest rate (1.22%) and management’s assumption regarding effective market borrowing rates (30%). The relative fair value of the Warrants was recorded as a note discount and was amortized as additional interest expense using the effective interest method over the term of the Notes.  During the years ended September 30, 2011 and 2010, $263,272 and $1,155, respectively, was amortized.

On June 30, 2011, all 1,400,000 Warrants were exercised by the holders, and pursuant to the terms of the Note agreement, the Company exercised its right to offset the purchase price of the Warrants against the outstanding Note principal amount.  Accordingly, as a result of the Warrant exercise, the principal balance of the Notes was reduced by $420,000 (See Note 9). The Warrants exercised included an aggregate 720,000 Warrants held by the companies controlled by the Company’s President and its CFO as described above, resulting in the reduction of the Note principal amounts held by these companies of $216,000.

Also on June 30, 2011 the Company and certain Note holders entered into an agreement pursuant to which the Note holders agreed to convert an additional $250,000 of Note principal plus $37,674 of accrued interest on the Notes into 410,963 shares of the Company’s common stock based on a conversion price of $0.70 per share.  As the addition of the conversion feature to the Note was deemed to be a substantial modification of the Note agreement, this transaction was accounted for as a debt extinguishment. The Company determined that the reacquisition price of the debt was equal to the outstanding Note principal plus accrued interest, and accordingly, no gain or loss on the debt extinguishment transaction was recorded. The Notes and accrued interest converted pursuant to this agreement included aggregate Note principal and accrued interest of $144,000 and $21,698, respectively, relating to Notes held by the companies controlled by the Company’s President and CFO.

On September 28, 2011 the Company paid the remaining balance of Notes of $30,000 and related accrued interest. The Company incurred interest expense of $42,477 and $307, respectively for the years ended September 30, 2011 and 2010 in connection with the Notes.

8. INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Text Block]
8. INCOME TAXES

The Company’s operations have historically been included in LRAD Corporation’s consolidated U.S. federal and state income tax returns. The income tax provision included in these financial statements has been determined as if the Company had filed separate income tax returns under its existing structure for the periods presented. The Company recorded no income tax expense in 2011 or 2010 due to losses incurred. LRAD Corporation's tax filings for 2010 included Parametric Sounds operations prior to the Spin-Off. The net operating losses (NOL’s) and research and development credits generated prior to the Spin-Off, remain with LRAD Corporation.

The Company generated federal tax net operating loss carryforwards related to expenditures incurred after September 27, 2010 including technology costs reimbursed to Syzygy Licensing and other expenses incurred after incorporation and paid after the Spin-Off. At September 30, 2011 the Company had a federal and state net operating loss carryforward of approximately $1,400,000 that will expire beginning in 2030 unless previously utilized.

The provision for income taxes consists of the following:

Years Ended September 30,	2011	2010
Current tax benefit	$-	$-
Deferred tax benefit	529,000	198,000
Change in valuation allowance	(529,000)	(198,000)
Income tax benefit (provision)	$-	$-

A reconciliation of income taxes at the federal statutory rate of 34% to the effective tax rate for the years ended September 30, 2011 and 2010 is as follows:

Years Ended September 30,	2011	2010
Income taxes benefit computed at federal statutory rate	$505,000	$314,000
Net expenses incurred prior to Spin-Off	-	(95,000)
Non-deductible Spin-Off costs	-	(76,000)
State income taxes, net of federal effect	73,000	55,000
Research tax credits	26,000	-
Permanent differences and other	(75,000)	-
Change in valuation allowance	(529,000)	(198,000)
Income tax benefit (provision)	$-	$-

Upon the Spin-Off, Parametric Sound did not benefit from any of the carryforward tax attributes from prior periods including net operating loss carryforwards. A valuation allowance has been established to offset the deferred tax assets as realization of such assets is uncertain. The components of the net deferred tax assets are as follows:

At September 30,	2011	2010
Deferred tax assets:
Net operating losses	$561,000	$84,000
Inventory reserve	382,000	502,000
Research tax credits	26,000	-
Stock-based and deferred compensation	165,000	-
Accruals and other	4,000	-
	1,138,000	586,000
Deferred tax liabilities:
Amortization, depreciation and other	91,000	68,000
	91,000	68,000
Net deferred tax assets	1,047,000	518,000
Less valuation allowance	(1,047,000)	(518,000)
Net deferred taxes after valuation allowance	$-	$-

The Company adopted FASB ASC 740-10-25, Income Taxes—Recognition (formerly FIN 48) as of the date of incorporation. As of the date of the adoption, the Company had no unrecognized tax benefits and there were no material changes during the years ended September 30, 2011 and 2010. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefits will not impact its effective tax rate. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. Upon adoption of ASC 740-10-25, the Company did not record any interest or penalties. The Company is subject to income tax in the U.S. federal jurisdiction and the state of California. All years since the Company’s 2010 organization remain subject to examination but there are currently no ongoing exams in any taxing jurisdiction.

9. CAPITAL STOCK	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]
7. Stockholders’ Equity

Summary

The following table summarizes stockholders’ equity activity for the three months ended December 31, 2011:

			Additional		Total
	Common Stock		Paid-In	Accumulated	Stockholders'
	Shares	Amount	Capital	Deficit	Equity
Balance at September 30, 2011	19,517,027	$19,517	$2,871,347	$(2,170,409)	$720,455
Common shares issued upon exercise of
stock options by officers	475,000	475	153,275	-	153,750
Common shares issued for assignment
of patents and intellectual property
from related party (Note 9)	1,500,000	1,500	973,500	-	975,000
Share-based compensation expense	-	-	196,302	-	196,302
Net loss for the period	-	-	-	(531,017)	(531,017)
Balance at December 31, 2011	21,492,027	$21,492	$4,194,424	$(2,701,426)	$1,514,490

Stock Purchase Warrants

There was no warrant activity during the three months ended December 31, 2011 and the Company has outstanding share warrants as of December 31, 2011 held by related parties, as follows:

Description	Number of Common Shares	Exercise Price Per Share	Expiration Date
Stock Purchase Warrants	1,600,000	$ 0.75	February 22, 2016

9. CAPITAL STOCK

Pursuant to the Spin-Off, effective on September 27, 2010 a total of 15,306,064 shares of common stock were distributed as a stock dividend to the stockholders of LRAD Corporation, the Company’s then sole stockholder. Parametric Sound was incorporated on June 2, 2010 with authorized capital stock consisting of 50,000,000 shares of common stock, par value $0.001, and 1,000,000 shares of preferred stock, par value $0.001.

The Company is authorized under its certificate of incorporation and bylaws to issue shares of preferred stock without any further action by the stockholders. The board of directors has the authority to divide any and all shares of preferred stock into series and to fix and determine the relative rights and preferences of the preferred stock, such as the designation of series and the number of shares constituting such series, dividend rights, redemption and sinking fund provisions, liquidation and dissolution preferences, conversion or exchange rights and voting rights, if any. Issuance of preferred stock by the board of directors could result in such shares having dividend and or liquidation preferences senior to the rights of the holders of common stock and could dilute the voting rights of the holders of common stock. No shares of preferred stock have been issued and none were outstanding at September 30, 2011 or 2010.

Sale of Common Stock and Warrants

On February 22, 2011, the Company entered into a Securities Purchase Agreement with existing institutional shareholders (considered related parties due to greater than 10% ownership) and entities affiliated with its two executive officers, pursuant to which the Company issued and sold for cash 2,000,000 shares of common stock at a purchase price of $0.50 per share. In connection with the financing, the Company also issued warrants to the investors exercisable for an aggregate of 2,000,000 shares of common stock at an exercise price of $0.75 per share. The warrants are exercisable until February 22, 2016. On September 30, 2011, entities affiliated with the two executive officers exercised 400,000 of the warrants for cash of $300,000.

In connection with the financing, the Company also entered into a registration rights agreement with the investors, pursuant to which the Company agreed to prepare, file and effect a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock issuable upon the exercise of the warrants. The required registration statement became effective on March 28, 2011 and the Company has agreed to use commercially reasonable efforts to maintain effectiveness. If the registration statement becomes ineffective other than for certain allowable periods, the Company will be obligated to pay liquidated damages to the purchasers in the amount of 1.5% of the invested amount for each 30-day period thereafter with the obligation terminating when the securities are sold or otherwise available for unrestricted sale. The Company evaluates this registration payment arrangement under ASC 825-20 Financial Instruments - Registration Payment Arrangements and has determined no obligation for future potential penalties is accruable under ASC 450-20 Contingencies - Loss Contingencies as of September 30, 2011.

Warrant Exercise

On June 30, 2011 a total of 1,400,000 warrants issued in September 2010 were exercised at a price of $0.30 per share.  Pursuant to the terms of the 8% Subordinated Promissory Note agreement entered into in September 2010, the Company exercised its right to offset the purchase price of the Warrants against the outstanding Note principal amount.  Accordingly, as a result of the warrant exercise, the principal balance of the Notes was reduced by $420,000 (See Note 7).

As described above, on September 30, 2011, entities affiliated with the two executive officers exercised 400,000 warrants for cash of $300,000.

Conversion of Subordinated Promissory Notes and Accrued Interest

On June 30, 2011, subordinated promissory notes with an outstanding principal balance of $250,000 plus related accrued interest of $37,674 were converted into an aggregate of 410,963 shares of common stock (See Note 7).

Summary of Stock Purchase Warrants

The following table summarizes information on warrant activity during the years ended September 30, 2010 and 2011:

	Number	Average Purchase Price Per Share
Shares purchasable under outstanding warrants at October 1, 2010	1,400,000	$0.30
Stock purchase warrants issued	2,000,000	$0.75
Stock purchase warrants exercised	(1,800,000)	$0.40
Shares purchasable under outstanding warrants at September 30, 2011	1,600,000	$0.75

The Company has outstanding share warrants as of September 30, 2011 all held by related parties, as follows:

	Number of	Exercise Price
Description	Common Shares	Per Share	Expiration Date
Stock Purchase Warrants	1,600,000	$0.75	February 22, 2016

10. SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
6. Share-Based Compensation

On September 27, 2010 the Company adopted the 2010 Stock Option Plan (the “2010 Plan”). The 2010 Plan authorized the grant of options to purchase up to 3,000,000 shares of the Company’s common stock to directors, officers, employees and consultants. On December 29, 2011 the Company adopted the 2012 Stock Option Plan (the “2012 Plan”) providing authority to grant options on 1,265,000 shares of common stock remaining available for issuance under the 2010 Plan and new authority for an additional 3,000,000 shares of common stock. The 2012 Plan replaced the 2010 Plan but awards previously granted under the 2010 Plan remain outstanding in accordance with their terms. Any outstanding option grants that expire or terminate, other than through exercise or share settlement, under the 2010 Plan will also become eligible for grant under the 2012 Plan. Options granted under the 2012 Plan may not be exercised until stockholder approval or twelve months, whereupon if approval has not been obtained, any incentive options will be treated as non-qualified options.

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of each option as of its grant date or any revaluation date. These inputs are subjective and generally require significant analysis and judgment to develop. The following table sets forth the significant weighted-average assumptions used in the Black-Scholes model and the calculation of stock-based compensation cost (annualized percentages):

	Three Months Ended
	December 31,
	2011	2010
Volatility	90%	100%
Risk-free interest rate	0.99%	1.06%
Forfeiture rate	0.00%	0.00%
Dividend yield	0.00%	0.00%
Expected life in years	4.96	4.75
Weighted average fair value of options granted	$0.49	$0.22

As the Company’s stock only commenced trading in October 2010, management estimated its expected volatility for fiscal 2011 by reviewing the historical volatility of the common stock of a group of selected peer public companies that operate in similar industries and are similar in terms of stage of development or size and then projecting this information toward its future expected results. Judgment was used in selecting these companies, as well as in evaluating the available historical volatility for these peer companies. In the current fiscal year the Company commenced using its historical volatility which did not vary significantly from prior estimates. The risk-free interest rate is based on rates published by the Federal Reserve Board. The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. The Company has a small number of option grants and limited exercise history and accordingly has for all new option grants applied the simplified method prescribed by SEC Staff Accounting Bulletin 110, Share-Based Payment: Certain Assumptions Used in Valuation Methods - Expected Term, to estimate expected life (computed as vesting term plus contractual term divided by two). An estimated forfeiture rate was determined to be zero as the number of grantees is limited and all are currently expected to serve in their capacities during the vesting period. Forfeitures are estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates or if the Company updates its estimated forfeiture rate. Such amounts, if any, will be recorded as a cumulative adjustment in the period in which the estimate is changed.

The Company recorded share-based compensation in its statements of operations for the relevant periods as follows:

	Three Months Ended
	December 31,
	2011	2010
Selling, general and administrative	$152,291	$19,594
Research and development	44,011	19,381
	$196,302	$38,975

As of December 31, 2011 total estimated compensation cost relating to stock options granted but not yet vested was $1,409,500. This cost is expected to be recognized over the weighted average period of 1.1 years.

The following table summarizes stock option activity for the period:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (2)
Outstanding October 1, 2011	1,735,000	$0.36
Granted	2,805,000	$0.65
Canceled/expired	-	-
Exercised	(475,000)	$0.32
Outstanding December 31, 2011 (1)	4,065,000	$0.56	$571,550
Exercisable December 31, 2011	872,500	$0.46	$217,525

(1)	Options outstanding are exercisable at prices ranging from $0.30 to $1.20 and expire in 2015 to 2016.

(2)	Aggregate intrinsic value is based on the closing price of our common stock on December 31, 2011 of $0.70.

10. SHARE-BASED COMPENSATION

Pursuant to LRAD Corporation’s 2005 Equity Incentive Plan, the Company recorded $5,521 of share-based compensation expense for the year ended September 30, 2010 related to personnel whose salary and benefit costs were allocated to the Company. No stock options were granted to such allocated personnel during fiscal 2010 and no legacy options were assumed by the Company in connection with the Spin-Off.

On September 27, 2010 the Company adopted the 2010 Stock Option Plan (the “2010 Plan”). The 2010 Plan authorizes the grant of options to purchase up to 3,000,000 shares of the Company’s common stock to directors, officers, employees and consultants.  During the year ended September 30, 2011 the Company granted options on 1,735,000 shares of common stock under the 2010 Plan.

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of each option as of its grant date or any revaluation date. These inputs are subjective and generally require significant analysis and judgment to develop. The following table sets forth the significant weighted-average assumptions used in the Black-Scholes model and the calculation of stock-based compensation cost (annualized percentages):

Years Ended September 30,	2011	2010
Volatility	99%	not applicable
Risk-free interest rate	1.14%	not applicable
Forfeiture rate	0.00%	not applicable
Dividend yield	0.00%	not applicable
Expected life in years	4.75	not applicable
Weighted average fair value of options granted	$0.25	not applicable

Since the Company’s stock only commenced trading after the Spin-Off, the Company’s management estimated its expected volatility by reviewing the historical volatility of the common stock of a group of selected peer public companies that operate in similar industries and are similar in terms of stage of development or size and then projecting this information toward its future expected results. Judgment was used in selecting these companies, as well as in evaluating the available historical volatility for these peer companies. The risk-free interest rate is based on rates published by the Federal Reserve Board. The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. The Company has a small number of option grants and no exercise history and accordingly has for all new option grants applied the simplified method prescribed by SEC Staff Accounting Bulletin 110, Share-Based Payment: Certain Assumptions Used in Valuation Methods - Expected Term, to estimate expected life (computed as vesting term plus contractual term divided by two). An estimated forfeiture rate was determined to be zero as the number of grantees is limited and all are currently expected to serve in their capacities during the vesting period. Forfeitures are estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates or if the Company updates its estimated forfeiture rate. Such amounts, if any, will be recorded as a cumulative adjustment in the period in which the estimate is changed.

F-17

The Company recorded share-based compensation in its statements of operations for the relevant periods as follows:

Years Ended September 30,	2011	2010
Cost of revenue	$-	$1,222
Selling, general and administrative	94,031	4,299
Research and development	94,280	-
	$188,311	$5,521

In addition the Company issued stock options valued at $20,000 during the year ended September 30, 2011 to a vendor as payment for tooling costs which was capitalized and included in equipment and tooling at September 30, 2011. The recorded value of these options was determined based on the value of the services provided as this was deemed to be a more reliable measurement of the consideration received.

As of September 30, 2011 total estimated compensation cost relating to stock options granted but not yet vested was $234,857. This cost is expected to be recognized over the weighted average period of 1.1 years.

The following table summarizes stock option activity for the period:

	Number	Weighted Average	Aggregate
	of Shares	Exercise Price	Intrinsic Value (2)
Fiscal 2010:			$-
Outstanding October 1, 2009	34,167	$2.80
Granted	-	-
Canceled/expired	(34,167)	$2.80
Exercised	-	-
Outstanding September 30, 2010	-	-

Fiscal 2011:
Outstanding October 1, 2010	-
Granted	1,735,000	$0.36
Canceled/expired	-	-
Exercised	-	-
Outstanding September 30, 2011 (1)	1,735,000	$0.36	$695,050
Exercisable September 30, 2011	849,375	$0.34	$348,519

(1)	Options outstanding are exercisable at prices ranging from $0.30 to $1.20 and expire in 2015 to 2016.

(2)	Aggregate intrinsic value is based on the closing price of our common stock on September 30, 2011 of $0.75.

The following table summarizes information about stock options outstanding at September 30, 2011:

Range of exercise prices	Number outstanding at September 30, 2011	Number exercisable at September 30, 2011	Weighted Average exercise price	Weighted a verage remaining contractual life	Weighted average Exercise price of options exercisable at September 30, 2011
$0.30-$0.33	1,555,000	780,000	$0.31	4.0	$0.31
$0.58-$0.66	145,000	63,750	$0.61	4.5	$0.63
$1.20	35,000	5,625	$1.20	4.9	$1.20

11. COMMITMENTS, CONTINGENCIES AND CONFLICTS OF INTEREST	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments and Contingencies Disclosure [Text Block]

8. Commitments and Contingencies

Facility Leases

Commencing June 1, 2011 the Company leased 3,498 square feet of improved assembly and warehouse space in Poway, California for a period of 25 months terminating June 30, 2013. The gross monthly base rent is $3,498 through May 31, 2012, thereafter increasing to $3,603 per month for the term of the lease, subject to certain future adjustments. The Company’s President and CEO, Mr. Norris, executed a personal guarantee of the lease without compensation.

The Company’s executive office in Henderson, Nevada was occupied in July 2011 under a lease agreement that expired on June 30, 2011. The Company is continuing month-to-month rental at $500 per month for reduced space of approximately 500 square feet.

11. COMMITMENTS, CONTINGENCIES AND CONFLICTS OF INTEREST

Facility Lease

Commencing June 1, 2011 the Company leased 3,498 square feet of improved assembly and warehouse space in Poway, California for a period of 25 months terminating June 30, 2013. The gross monthly base rent is $3,498 through May 31, 2012 thereafter increasing to $3,603 per month for the term of the lease, subject to certain future adjustments. The Company’s President and CEO, Mr. Norris, executed a personal guarantee of the lease without compensation.

The Company’s executive office in Henderson, Nevada was occupied in July 2011 under a lease agreement that expired on June 30, 2011. The Company is continuing month-to-month rental at $500 per month for reduced space of approximately 500 square feet.

The Company has no other operating leases and the remaining future annual minimum lease payment obligation under the foregoing facility lease is $42,396 and $32,427 for the years ending September 30, 2012 and 2013, respectively.

Technology License Agreement

The Company is obligated to pay royalties and make certain future expenditures pursuant to a license and royalty agreement dated September 27, 2010 with Syzygy, a company owned and controlled by executive officers Mr. Norris and Mr. Barnes.  The agreement provides for royalties of 5% of revenues from products employing the licensed parametric sound technology and a term of 20 years or the life of any resulting patent, whichever is greater. In the event no patent covering the licensed technology is issued after four years, then the royalty rate reduces to 3% in any territory until or if a patent is issued for any such territory. The Company may not sublicense without the permission of Syzygy, and sublicense royalty rates are subject to future negotiation in good faith. The license may terminate if the Company does not use commercially reasonable efforts to pursue the parametric sound business. The Company incurred and accrued $3,835 as royalties pursuant to this agreement for the year ended September 30, 2011.

In addition to the reimbursed costs paid as outlined in Note 2, the Company is obligated to reimburse Syzygy’s future costs, in filing for, prosecuting and maintaining any of the licensed patents in the United States. The Company incurred and capitalized $28,237 and $6,486 related to such licensed patents during the fiscal year ended September 30, 2011 and 2010, respectively. The Company may request that Syzygy file patent applications in additional territories, in which case the Company shall reimburse Syzygy for all costs associated therewith.

Conflicts of Interest

Certain conflicts of interest now exist and will continue to exist between the Company and its executive officers and directors due to the fact that they have other employment, business and investment interests to which they devote some attention and they are expected to continue to do so. Company executive officers also manage and control Syzygy a licensing company that owns and is licensing to the Company certain technology for producing parametric sound (see the discussion above and Note 2) and certain conflicts could arise in future dealings between Syzygy and the Company. The Company has not established policies or procedures for the resolution of current or potential conflicts of interest between the Company and management or management-affiliated entities including Syzygy. There can be no assurance that members of management will resolve all conflicts of interest in the Company’s favor. Officers and directors are accountable to the Company as fiduciaries, which means that they are legally obligated to exercise good faith and integrity in handling the Company’s affairs.  Failure by them to conduct the Company’s business in its best interests may result in liability to them. While the Company’s directors and officers may be excluded from liability for certain actions (see Indemnification below), there is no assurance that the Company’s officers and directors would be excluded from liability or indemnified if they breached their loyalty to the Company.

Guarantees and Indemnifications

Our officers and directors are indemnified as to personal liability as provided by the Nevada Revised Statutes, the Company’s articles of incorporation and bylaws and by indemnification agreements with the Company. The Company may also undertake indemnification obligations in the ordinary course of business related to its products and the issuance of securities with customers, investors, vendors and business parties. The Company is unable to estimate with any reasonable accuracy the liability that may be incurred pursuant to any such indemnification obligations now or in the future. Because of the uncertainty surrounding these circumstances, the Company’s current or future indemnification obligations could range from immaterial to having a material adverse impact on its financial position and its ability to continue in the ordinary course of business. The Company has no liabilities recorded for such indemnities.

12. MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Sep. 30, 2011
Concentration Risk Disclosure [Text Block]
12. MAJOR CUSTOMERS AND SUPPLIERS

Major Customers

For the fiscal year ended September 30, 2011, revenues from two customers accounted for 46% and 35% of total revenues. No other single customer represented more than 10% of total revenues. For the fiscal year ended September 30, 2010, revenues from three customers accounted for 34%, 13% and 11% of total revenues. No other single customer represented more than 10% of total revenues.

Suppliers

The Company has a number of components and sub-assemblies produced by outside suppliers, some of which are sourced from a single supplier, which can magnify the risk of shortages and decrease the Company’s ability to negotiate with suppliers on the basis of price. In particular, the Company depends on its HSS piezo-film supplier to provide expertise and materials used in the Company’s proprietary HSS emitters. If supplier shortages occur, or quality problems arise, then production schedules could be significantly delayed or costs significantly increased, which could in turn have a material adverse effect on the Company’s financial condition, results of operation and cash flows.

At September 30, 2011 the Company was committed for approximately $125,000 for future inventory deliveries that are generally subject to modification or rescheduling in the normal course of business.

Segment and Related Information

The Company business consists of only one product line. Accordingly, the Company operates in one reportable segment.

The following table summarizes revenues by geographic region. Revenues are attributed to countries based on customer location.

Years Ended September 30,	2011	2010
United States	$6,369	$265,916
Europe	64,250	-
Other	8,548	341,121
Total	$79,167	$607,037

13. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Related Party Transactions Disclosure [Text Block]
9. Related Party Transactions

On December 29, 2011 the Company entered into an Assignment Agreement (“Assignment”) with Syzygy whereupon the Company acquired all technology and intellectual property covered by the License and Royalty Agreement (“License”) dated September 27, 2010 previously executed by the parties. The Assignment terminated the License and all future royalty obligations. Pending patent applications comprising part of the intellectual property were assigned to the Company. Syzygy is owned by the Company’s two executive officers who are both also significant stockholders. Elwood G. Norris, CEO and President, owns 65% and James A. Barnes, Chief Financial Officer, Treasurer and Secretary, owns 35% of Syzygy and serves as managing member.

In consideration for the Assignment the Company issued 1,500,000 shares of common stock to Syzygy (valued at $975,000) and agreed to pay $250,000 by June 30, 2012. The Company valued the technology in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350-30-30, Intangible - Goodwill and Other - General Intangibles Other than Goodwill - Initial Measurement, and ASC 805-50-30, Business Combinations – Related Issues – Initial Measurement, which require that intangible assets acquired through a transaction that is not a business combination shall be measured based on the cash consideration paid plus either the fair value of the non-cash consideration given or the fair value of the assets acquired, whichever is more clearly evident. As the Company has only recently begun selling products based on the acquired technology and intellectual property, management determined that the fair value of the common stock issued was more clearly evident, and accordingly, recorded the acquired intangible assets at the aggregate amount of $1,225,000. The Company incurred $3,194 of royalties for the three months ended December 31, 2011 prior to termination of the License and owed Syzygy an aggregate of $7,028 in royalties included in accounts payable.

On December 29, 2011 the Company appointed Kenneth F. Potashner as a director and engaged him as a consultant and advisor. He has agreed in principle to become the Company’s full-time Executive Chairman at a future date to be agreed between Mr. Potashner and the Company’s Board of Directors but expected to be before March 15, 2012. The consultancy, unless amended or extended, will terminate on the earlier of March 15, 2012 or his formal appointment as Executive Chairman. Mr. Potashner was granted a stock option, pursuant to the 2012 Plan, to purchase 2,050,000 shares of the Company’s common stock with an exercise price of $0.65 per share. The option has a five-year term with 10% of the options vesting on the grant date, and the balance becoming exercisable quarterly commencing March 31, 2012 over eight quarters. Other than the grant of stock options Mr. Potashner will not receive any cash remuneration for his consulting and advisory services. Mr. Potashner was also granted an additional five-year option on 50,000 shares of common stock with an exercise price of $0.65 per share vesting quarterly commencing December 31, 2011 for his role as a director of the Company.

See Notes 4, 5 and 7 for additional related party transactions and information.

13. RELATED PARTY TRANSACTIONS

The financial statements have been prepared on a stand-alone basis and results through September 27, 2010 were derived from the consolidated financial statements and accounting records of LRAD Corporation.

Allocation of Expenses

For the period ended September 30, 2010, the Company’s operations were fully integrated with LRAD Corporation, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, employee benefits and incentives. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue or other measure. During the fiscal years ended September 30, 2010, the Company was allocated $215,667 of general corporate expenses incurred by LRAD Corporation included within selling, general and administrative expenses in the statements of operations. During the fiscal year ended September 30, 2010, the Company was allocated $62,798 of research and development expenses incurred by LRAD Corporation included within research and development expenses in the statements of operations. During the fiscal years ended September 30, 2010, the Company was allocated $56,462 of manufacturing overhead expenses for warehousing, materials management and production management, included within cost of sales. Operating expenses for the year ended September 30, 2011, reflect the costs associated with being an independent publicly traded company.

Other Related Party Transactions

See Notes 2, 5, 6, 7, 9 and 11 for additional related party transactions and information.